Capital Requirements	12 Months Ended
Dec. 31, 2012
Deposits and Capital Requirements [Abstract]
Capital Requirements
(14)	Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification of the Company and the Bank are subject to qualitative judgments by the regulators about components, risk-weightings, and other factors.

Quantitative measures established by regulations to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital to risk-weighted assets, and of Tier I capital to adjusted-average assets. Management believes, as of December 31, 2012 and 2011, the Company and the Bank met all capital adequacy requirements.

As of December 31, 2012, the most recent notification from the regulatory authorities categorized the bank as well—capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Bank must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in the table. There are no conditions or events since the notifications that management believes have changed the Bank’s categories.

			Minimum		Well-Capitalized
	Actual		Capital Requirements		Capital Requirements
(in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2012
Total capital (to risk-weighted assets):
Company	$148,889	16.83%	$70,759	8.00%		N.A.	N.A.	%
Bank	131,126	15.12	69,375	8.00		$86,715	10.00

Tier I capital (to risk-weighted assets):
Company	$120,138	13.58%	$35,380	4.00%		N.A.	N.A.	%
Bank	120,243	13.87	34,686	4.00		$52,029	6.00

Tier I capital (to adjusted average assets):
Company	$120,138	10.37%	$34,762	3.00%	$	N.A.	N.A.	%
Bank	120,243	10.60	34,037	3.00		56,729	5.00

(in thousands)
December 31, 2011
Total capital (to risk-weighted assets):
Company	$159,768	18.03%	$70,905	8.00%	$	N.A.	N.A.	%
Bank	130,398	15.00	69,567	8.00		86,959	10.00

Tier I capital (to risk-weighted assets):
Company	$134,391	15.16%	$35,453	4.00%	$	N.A.	N.A.	%
Bank	119,498	13.74	34,784	4.00		52,175	6.00

Tier I capital (to adjusted average assets):
Company	$134,391	11.52%	$34,993	3.00%	$	N.A.	N.A.	%
Bank	119,498	10.45	34,309	3.00		57,181	5.00